Executive and Supervisory Board Compensation - Supervisory Board Compensation (Details) - Supervisory Board Members - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Executive and Supervisory Board Compensation
Total	€ 5,579	€ 5,427	€ 5,206
thereof fixed compensation	3,507	3,185	3,149
thereof committee remuneration	€ 2,071	€ 2,242	€ 2,058